S000031346 [Member] Expense Example - Columbia High Yield Bond Fund	May 31, 2025 USD ($)
Columbia High Yield Bond Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 75
Expense Example, with Redemption, 3 Years	244
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	961
Columbia High Yield Bond Fund Institutional 3 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	207
Expense Example, with Redemption, 5 Years	364
Expense Example, with Redemption, 10 Years	819
Columbia High Yield Bond Fund Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	244
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	961
Columbia High Yield Bond Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	570
Expense Example, with Redemption, 3 Years	783
Expense Example, with Redemption, 5 Years	1,012
Expense Example, with Redemption, 10 Years	1,670
Columbia High Yield Bond Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	276
Expense Example, with Redemption, 3 Years	555
Expense Example, with Redemption, 5 Years	960
Expense Example, with Redemption, 10 Years	1,893
Columbia High Yield Bond Fund Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	401
Expense Example, with Redemption, 5 Years	697
Expense Example, with Redemption, 10 Years	1,541
Columbia High Yield Bond Fund Institutional 2 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	397
Expense Example, with Redemption, 10 Years	$ 891